Note 8 - Gain On Debt Settlemnt (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Gain on debt settlement	$ 0	$ 34,866	$ 28,504	$ 34,866